Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Remuneration of Directors of the Company

The total remuneration paid or payable to the directors and senior management of the Group during the period are as follows:

	Group
	Six Months Ended June 30 2025	Six Months Ended June 30 2024
	US$	US$
Short term benefits	130,887	38,441